UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Equity Income Fund Investor Shares - VEIPX

Equity Income Fund Admiral™ Shares - VEIRX

PRIMECAP Core Fund Investor Shares - VPCCX

Vanguard Equity Income Fund

Investor Shares (VEIPX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	2.2%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Energy	9.5%
Financials	20.3%
Health Care	16.5%
Industrials	11.6%
Information Technology	10.1%
Materials	2.8%
Real Estate	1.7%
Utilities	8.3%
Other Assets and Liabilities—Net	1.5%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,708
Number of Portfolio Holdings	198
Portfolio Turnover Rate	25%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR65

Vanguard Equity Income Fund

Admiral™ Shares (VEIRX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	2.2%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Energy	9.5%
Financials	20.3%
Health Care	16.5%
Industrials	11.6%
Information Technology	10.1%
Materials	2.8%
Real Estate	1.7%
Utilities	8.3%
Other Assets and Liabilities—Net	1.5%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,708
Number of Portfolio Holdings	198
Portfolio Turnover Rate	25%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR565

Vanguard PRIMECAP Core Fund

Investor Shares (VPCCX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	5.8%
Consumer Discretionary	9.6%
Consumer Staples	1.5%
Energy	3.4%
Financials	11.6%
Health Care	26.7%
Industrials	15.4%
Information Technology	22.5%
Materials	1.2%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.2%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$11,753
Number of Portfolio Holdings	176
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1220

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Equity Income Fund

Contents
Financial Statements	1

Equity Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Communication Services (2.2%)
	T-Mobile US Inc.	1,774,788	473,354
	Verizon Communications Inc.	7,063,876	320,417
	Comcast Corp. Class A	7,187,960	265,236
	TEGNA Inc.	5,714,279	104,114
	AT&T Inc.	3,102,652	87,743
	Nexstar Media Group Inc.	32,847	5,887
	Sirius XM Holdings Inc.	198,165	4,467
			1,261,218
Consumer Discretionary (4.5%)
	Tractor Supply Co.	7,436,626	409,758
	Industria de Diseno Textil SA	7,548,016	375,830
	Home Depot Inc.	848,099	310,820
	NIKE Inc. Class B	4,392,082	278,809
	Starbucks Corp.	1,829,820	179,487
	Lowe's Cos. Inc.	746,873	174,193
	eBay Inc.	2,256,203	152,813
	McDonald's Corp.	415,895	129,913
	Bath & Body Works Inc.	3,493,383	105,920
	Travel & Leisure Co.	2,180,452	100,933
	Lear Corp.	1,092,404	96,372
	Wendy's Co.	4,026,120	58,902
	Ralph Lauren Corp.	243,595	53,771
	Macy's Inc.	3,314,731	41,633
	H&R Block Inc.	653,916	35,907
	Harley-Davidson Inc.	1,135,215	28,664
[1]	Dillard's Inc. Class A	56,790	20,338
	BorgWarner Inc. (XNYS)	646,292	18,516
	Signet Jewelers Ltd.	291,866	16,946
			2,589,525
Consumer Staples (11.0%)
	Philip Morris International Inc.	4,798,819	761,717
	Procter & Gamble Co.	4,285,561	730,345
	Archer-Daniels-Midland Co.	13,883,316	666,538
	Unilever plc ADR	9,695,820	577,386
	Keurig Dr Pepper Inc.	14,839,015	507,791
	Walmart Inc.	5,602,368	491,832
	Kenvue Inc.	19,847,510	475,943
	Pernod Ricard SA	4,101,450	405,193
	PepsiCo Inc.	2,019,170	302,754
	Constellation Brands Inc. Class A	1,582,429	290,408
	Altria Group Inc.	3,765,332	225,995
	Colgate-Palmolive Co.	2,082,341	195,115
	Coca-Cola Co.	2,583,958	185,063
	Kroger Co.	2,474,284	167,484
	General Mills Inc.	2,223,341	132,934
	Mondelez International Inc. Class A	1,770,617	120,136
	J M Smucker Co.	274,102	32,457
	Ingredion Inc.	203,335	27,493
	Target Corp.	95,239	9,939
	Sysco Corp.	131,313	9,854
	Bunge Global SA	85,853	6,561
			6,322,938
Energy (9.5%)
	ConocoPhillips	12,659,158	1,329,465
	Coterra Energy Inc.	23,935,760	691,743
	EQT Corp.	12,250,386	654,538
	Marathon Petroleum Corp.	3,786,254	551,619
	Exxon Mobil Corp.	3,656,497	434,867

Equity Income Fund
	Shares	Market Value• ($000)
TotalEnergies SE	5,750,949	370,551
Targa Resources Corp.	1,819,869	364,829
EOG Resources Inc.	1,508,726	193,479
Chevron Corp.	1,061,019	177,498
Devon Energy Corp.	3,689,045	137,970
Schlumberger NV	3,125,481	130,645
Halliburton Co.	4,893,599	124,151
Ovintiv Inc. (XNYS)	2,598,294	111,207
Valero Energy Corp.	711,984	94,032
Scorpio Tankers Inc.	2,095,150	78,736
Civitas Resources Inc.	1,079,646	37,669
Matador Resources Co.	461,266	23,566
		5,506,565
Financials (20.3%)
JPMorgan Chase & Co.	8,813,297	2,161,902
Bank of America Corp.	34,364,560	1,434,033
American International Group Inc.	8,859,747	770,266
M&T Bank Corp.	3,398,015	607,395
Regions Financial Corp.	26,366,944	572,954
MetLife Inc.	6,614,658	531,091
Morgan Stanley	4,527,579	528,233
Nasdaq Inc.	6,238,310	473,238
Raymond James Financial Inc.	3,254,902	452,138
Intercontinental Exchange Inc.	2,443,911	421,575
Ares Management Corp. Class A	2,734,846	400,956
Wells Fargo & Co.	5,067,739	363,813
Royal Bank of Canada	2,978,157	335,471
Marsh & McLennan Cos. Inc.	1,130,962	275,989
Citigroup Inc.	3,645,814	258,816
Hartford Insurance Group Inc.	1,285,241	159,023
State Street Corp.	1,582,236	141,658
Unum Group	1,644,165	133,934
Ameriprise Financial Inc.	268,565	130,015
MGIC Investment Corp.	5,084,822	126,002
Bank of New York Mellon Corp.	1,465,048	122,874
SLM Corp.	4,110,633	120,729
Everest Group Ltd.	326,838	118,750
Popular Inc.	1,223,176	112,985
Voya Financial Inc.	1,583,833	107,321
Synchrony Financial	1,863,462	98,652
Jackson Financial Inc. Class A	1,134,561	95,053
Aflac Inc.	793,511	88,230
Zions Bancorp NA	1,680,090	83,769
Assured Guaranty Ltd.	850,921	74,966
Goldman Sachs Group Inc.	122,342	66,834
Progressive Corp.	190,606	53,943
Assurant Inc.	245,760	51,548
Blackrock Inc.	48,557	45,958
Western Union Co.	3,561,782	37,684
American Financial Group Inc.	277,049	36,388
XP Inc. Class A	2,156,464	29,651
Chubb Ltd.	83,331	25,165
Essent Group Ltd.	424,108	24,479
Blackstone Inc.	130,987	18,309
Equitable Holdings Inc.	318,922	16,613
Stifel Financial Corp.	88,360	8,329
		11,716,732
Health Care (16.5%)
UnitedHealth Group Inc.	3,745,040	1,961,465
Johnson & Johnson	10,469,431	1,736,251
Merck & Co. Inc.	16,450,141	1,476,565
Gilead Sciences Inc.	8,816,388	987,876
Pfizer Inc.	32,543,730	824,658
Elevance Health Inc.	1,452,909	631,957
AstraZeneca plc ADR	5,511,739	405,113
Roche Holding AG	1,158,402	381,262
AbbVie Inc.	1,362,224	285,413
Bristol-Myers Squibb Co.	4,071,017	248,291
Cigna Group	652,426	214,648

Equity Income Fund
	Shares	Market Value• ($000)
CVS Health Corp.	2,019,075	136,792
Abbott Laboratories	1,001,500	132,849
Amgen Inc.	225,321	70,199
Medtronic plc	203,941	18,326
Organon & Co.	905,692	13,486
		9,525,151
Industrials (11.6%)
PACCAR Inc.	7,921,127	771,280
Honeywell International Inc.	3,262,822	690,903
Emerson Electric Co.	4,830,925	529,663
L3Harris Technologies Inc.	2,406,886	503,785
Northrop Grumman Corp.	859,186	439,912
Johnson Controls International plc	4,912,638	393,551
BAE Systems plc	17,591,534	355,217
United Parcel Service Inc. Class B (XNYS)	3,002,608	330,257
IDEX Corp.	1,735,452	314,065
Caterpillar Inc.	844,140	278,397
Union Pacific Corp.	1,128,164	266,517
Automatic Data Processing Inc.	816,169	249,364
Lockheed Martin Corp.	454,026	202,818
Canadian National Railway Co.	2,007,490	195,357
Fortune Brands Innovations Inc.	3,035,917	184,827
FedEx Corp.	642,682	156,673
General Dynamics Corp.	521,762	142,222
Cummins Inc.	444,502	139,325
Oshkosh Corp.	1,156,366	108,791
ManpowerGroup Inc.	1,518,999	87,920
CNH Industrial NV	6,888,701	84,593
RTX Corp.	618,632	81,944
Ryder System Inc.	371,423	53,414
Owens Corning	369,037	52,706
Eaton Corp. plc	119,852	32,579
Masco Corp.	418,171	29,080
Waste Management Inc.	114,687	26,551
		6,701,711
Information Technology (10.1%)
Broadcom Inc.	12,737,332	2,132,612
Cisco Systems Inc.	16,221,864	1,001,051
NXP Semiconductors NV	2,783,065	528,949
TE Connectivity plc	3,732,067	527,416
Accenture plc Class A	1,675,717	522,891
QUALCOMM Inc.	1,902,847	292,296
Corning Inc.	3,729,063	170,717
International Business Machines Corp.	535,285	133,104
Amdocs Ltd.	1,320,091	120,788
Seagate Technology Holdings plc	1,337,436	113,615
KLA Corp.	132,269	89,917
Texas Instruments Inc.	386,593	69,471
NetApp Inc.	785,831	69,027
HP Inc.	1,380,613	38,229
Analog Devices Inc.	46,821	9,442
		5,819,525
Materials (2.8%)
PPG Industries Inc.	4,701,225	514,079
Barrick Gold Corp. (XTSE)	23,783,949	462,360
Rio Tinto plc ADR	6,405,089	384,818
Reliance Inc.	429,590	124,044
LyondellBasell Industries NV Class A	429,590	30,243
FMC Corp.	630,879	26,617
Sealed Air Corp.	810,800	23,432
CF Industries Holdings Inc.	297,013	23,211
RPM International Inc.	157,545	18,225
		1,607,029
Real Estate (1.7%)
Crown Castle Inc.	5,309,074	553,365
Weyerhaeuser Co.	15,093,496	441,937
		995,302

Equity Income Fund
		Shares	Market Value• ($000)
Utilities (8.3%)
	American Electric Power Co. Inc.	7,764,403	848,416
	PPL Corp.	18,191,457	656,894
	Sempra	7,685,645	548,448
	Atmos Energy Corp.	3,333,057	515,224
	WEC Energy Group Inc.	3,573,971	389,491
	Dominion Energy Inc.	6,891,055	386,381
	Eversource Energy	6,213,687	385,932
	Exelon Corp.	3,709,107	170,916
	National Fuel Gas Co.	1,736,400	137,506
	Evergy Inc.	1,973,448	136,069
	NRG Energy Inc.	1,399,397	133,586
	Duke Energy Corp.	1,004,338	122,499
	UGI Corp.	3,494,456	115,562
	NextEra Energy Inc.	1,458,722	103,409
	Vistra Corp.	776,536	91,196
	DTE Energy Co.	310,127	42,881
	Edison International	552,910	32,578
			4,816,988
Total Common Stocks (Cost $43,913,009)			56,862,684
Temporary Cash Investments (1.5%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund, 4.342%	4,724,771	472,430
		Face Amount ($000)
Repurchase Agreements (0.7%)
	Goldman Sachs & Co. 4.360%, 4/1/25 (Dated 3/31/25, Repurchase Value $158,819, collateralized by U.S. Government Agency Obligations 2.000%–7.500%, 1/15/26–7/20/64, with a value of $161,976)	158,800	158,800
	NatWest Markets plc 4.360%, 4/1/25 (Dated 3/31/25, Repurchase Value $201,324, collateralized by U.S. Treasury Obligations 0.375%–4.250%, 11/30/26–11/15/34, with a value of $205,326)	201,300	201,300
	Nomura International plc 4.360%, 4/1/25 (Dated 3/31/25, Repurchase Value $21,903, collateralized by U.S. Treasury Obligations 0.625%–4.500%, 3/15/27–2/15/43, with a value of $22,386)	21,900	21,900
			382,000
Total Temporary Cash Investments (Cost $854,370)			854,430
Total Investments (100.0%) (Cost $44,767,379)			57,717,114
Other Assets and Liabilities—Net (0.0%)			(8,886)
Net Assets (100%)			57,708,228
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,749.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,065 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1,461	412,970	(3,277)

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $44,295,009)	57,244,684
Affiliated Issuers (Cost $472,370)	472,430
Total Investments in Securities	57,717,114
Investment in Vanguard	1,570
Cash	7,251
Cash Collateral Pledged—Futures Contracts	27,999
Foreign Currency, at Value (Cost $2,107)	2,166
Receivables for Investment Securities Sold	682
Receivables for Accrued Income	100,768
Receivables for Capital Shares Issued	37,814
Variation Margin Receivable—Futures Contracts	2,799
Total Assets	57,898,163
Liabilities
Payables for Investment Securities Purchased	20,918
Collateral for Securities on Loan	13,065
Payables to Investment Advisor	10,532
Payables for Capital Shares Redeemed	142,478
Payables to Vanguard	2,942
Total Liabilities	189,935
Net Assets	57,708,228
1 Includes $12,749 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	42,387,347
Total Distributable Earnings (Loss)	15,320,881
Net Assets	57,708,228

Investor Shares—Net Assets
Applicable to 120,484,139 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,175,141
Net Asset Value Per Share—Investor Shares	$42.95

Admiral™ Shares—Net Assets
Applicable to 583,670,949 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,533,087
Net Asset Value Per Share—Admiral Shares	$90.00

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends[1]	785,140
Interest[2]	25,780
Securities Lending—Net	15
Total Income	810,935
Expenses
Investment Advisory Fees—Note B
Basic Fee	25,288
Performance Adjustment	(1,587)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,432
Management and Administrative—Admiral Shares	21,534
Marketing and Distribution—Investor Shares	129
Marketing and Distribution—Admiral Shares	1,513
Custodian Fees	163
Shareholders’ Reports and Proxy Fees—Investor Shares	166
Shareholders’ Reports and Proxy Fees—Admiral Shares	871
Trustees’ Fees and Expenses	16
Other Expenses	206
Total Expenses	52,731
Expenses Paid Indirectly	(79)
Net Expenses	52,652
Net Investment Income	758,283
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,959,391
Futures Contracts	(27,951)
Foreign Currencies	524
Realized Net Gain (Loss)	2,931,964
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,519,156)
Futures Contracts	(15,908)
Foreign Currencies	(324)
Change in Unrealized Appreciation (Depreciation)	(2,535,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,154,859
1	Dividends are net of foreign withholding taxes of $3,598.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,550, $41, and ($76), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	758,283	1,597,652
Realized Net Gain (Loss)	2,931,964	3,796,494
Change in Unrealized Appreciation (Depreciation)	(2,535,388)	7,515,373
Net Increase (Decrease) in Net Assets Resulting from Operations	1,154,859	12,909,519
Distributions
Investor Shares	(402,854)	(395,037)
Admiral Shares	(4,125,036)	(3,850,717)
Total Distributions	(4,527,890)	(4,245,754)
Capital Share Transactions
Investor Shares	128,891	(395,080)
Admiral Shares	1,427,388	(185,987)
Net Increase (Decrease) from Capital Share Transactions	1,556,279	(581,067)
Total Increase (Decrease)	(1,816,752)	8,082,698
Net Assets
Beginning of Period	59,524,980	51,442,282
End of Period	57,708,228	59,524,980

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.69	$39.11	$37.83	$42.95	$33.75	$36.51
Investment Operations
Net Investment Income[1]	.553	1.179	1.157	1.159	1.041	1.000
Net Realized and Unrealized Gain (Loss) on Investments	.205	8.649	3.597	(2.848)	9.232	(2.067)
Total from Investment Operations	.758	9.828	4.754	(1.689)	10.273	(1.067)
Distributions
Dividends from Net Investment Income	(.583)	(1.262)	(1.149)	(1.134)	(1.012)	(1.034)
Distributions from Realized Capital Gains	(2.915)	(1.986)	(2.325)	(2.297)	(.061)	(.659)
Total Distributions	(3.498)	(3.248)	(3.474)	(3.431)	(1.073)	(1.693)
Net Asset Value, End of Period	$42.95	$45.69	$39.11	$37.83	$42.95	$33.75
Total Return[2]	1.95%	26.34%	12.54%	-4.67%	30.66%	-2.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,175	$5,348	$4,943	$4,823	$5,285	$4,482
Ratio of Total Expenses to Average Net Assets[3]	0.26%[4]	0.27%[5]	0.27%[4]	0.28%[4]	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.83%	2.86%	2.69%	2.56%	2.89%
Portfolio Turnover Rate	25%	42%	48%	40%	29%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.26%, 0.27%, and 0.28%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.27%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$95.74	$81.96	$79.28	$90.01	$70.73	$76.52
Investment Operations
Net Investment Income[1]	1.202	2.551	2.503	2.516	2.262	2.159
Net Realized and Unrealized Gain (Loss) on Investments	.432	18.116	7.534	(5.973)	19.342	(4.331)
Total from Investment Operations	1.634	20.667	10.037	(3.457)	21.604	(2.172)
Distributions
Dividends from Net Investment Income	(1.265)	(2.725)	(2.484)	(2.460)	(2.196)	(2.236)
Distributions from Realized Capital Gains	(6.109)	(4.162)	(4.873)	(4.813)	(.128)	(1.382)
Total Distributions	(7.374)	(6.887)	(7.357)	(7.273)	(2.324)	(3.618)
Net Asset Value, End of Period	$90.00	$95.74	$81.96	$79.28	$90.01	$70.73
Total Return[2]	2.00%	26.44%	12.64%	-4.58%	30.77%	-2.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,533	$54,177	$46,499	$43,039	$43,422	$30,816
Ratio of Total Expenses to Average Net Assets[3]	0.17%[4]	0.18%[5]	0.18%[4]	0.19%[4]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.92%	2.95%	2.78%	2.64%	2.98%
Portfolio Turnover Rate	25%	42%	48%	40%	29%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.17%, 0.18%, and 0.19% respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.18%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell

Equity Income Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $2,988,000 for the six months ended March 31, 2025.
For the six months ended March 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $1,587,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,570,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2025, these arrangements reduced the fund’s expenses by $79,000 (an annual rate of less than 0.01% of average net assets).

Equity Income Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,974,631	1,888,053	—	56,862,684
Temporary Cash Investments	472,430	382,000	—	854,430
Total	55,447,061	2,270,053	—	57,717,114
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(3,277)	—	—	(3,277)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,893,765
Gross Unrealized Appreciation	14,430,712
Gross Unrealized Depreciation	(1,610,640)
Net Unrealized Appreciation (Depreciation)	12,820,072
G.	During the six months ended March 31, 2025, the fund purchased $14,409,100,000 of investment securities and sold $15,864,222,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2025, such purchases were $73,515,000 and sales were $25,371,000, resulting in net realized gain of $9,401,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	244,991	5,518	421,529	10,185
Issued in Lieu of Cash Distributions	374,945	9,007	367,587	9,070
Redeemed	(491,045)	(11,087)	(1,184,196)	(28,584)
Net Increase (Decrease)—Investor Shares	128,891	3,438	(395,080)	(9,329)
Admiral Shares
Issued	2,647,449	28,592	5,246,215	60,176
Issued in Lieu of Cash Distributions	3,779,315	43,324	3,487,181	41,006
Redeemed	(4,999,376)	(54,111)	(8,919,383)	(102,630)
Net Increase (Decrease)—Admiral Shares	1,427,388	17,805	(185,987)	(1,448)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Equity Income Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q652 052025

Financial Statements
For the six-months ended March 31, 2025
Vanguard PRIMECAP Core Fund

Contents
Financial Statements	1

PRIMECAP Core Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (5.8%)
	Alphabet Inc. Class A	1,605,660	248,299
	Alphabet Inc. Class C	1,164,743	181,968
	Walt Disney Co.	670,285	66,157
	Meta Platforms Inc. Class A	110,850	63,890
	Nintendo Co. Ltd.	504,510	34,296
	T-Mobile US Inc.	128,590	34,296
*	Netflix Inc.	17,890	16,683
	Electronic Arts Inc.	108,340	15,657
*	Charter Communications Inc. Class A	40,150	14,797
	Comcast Corp. Class A	122,150	4,507
*	Altice USA Inc. Class A	159,060	423
			680,973
Consumer Discretionary (9.6%)
	Sony Group Corp. ADR	7,677,480	194,931
	Alibaba Group Holding Ltd. ADR	1,192,650	157,704
	TJX Cos. Inc.	1,281,340	156,067
	Ross Stores Inc.	985,100	125,886
	Royal Caribbean Cruises Ltd.	454,300	93,331
*	Mattel Inc.	4,631,960	89,999
*	CarMax Inc.	991,050	77,223
	Whirlpool Corp.	729,384	65,739
*	Amazon.com Inc.	164,830	31,361
*	Tesla Inc.	111,240	28,829
	Marriott International Inc. Class A	91,320	21,753
	Newell Brands Inc.	3,000,000	18,600
	NIKE Inc. Class B	279,230	17,726
*	Capri Holdings Ltd.	844,763	16,667
*	Burlington Stores Inc.	45,730	10,899
	McDonald's Corp.	28,630	8,943
*	Carnival Corp.	346,350	6,764
	Murphy USA Inc.	9,855	4,630
	Bath & Body Works Inc.	74,100	2,247
*	Norwegian Cruise Line Holdings Ltd.	68,040	1,290
*	Leslie's Inc.	1,311,130	964
	Restaurant Brands International Inc.	10,640	709
			1,132,262
Consumer Staples (1.5%)
*	Dollar Tree Inc.	770,390	57,833
*	BJ's Wholesale Club Holdings Inc.	417,380	47,623
	Sysco Corp.	538,430	40,404
	Philip Morris International Inc.	87,280	13,854
	Tyson Foods Inc. Class A	178,000	11,358
	Altria Group Inc.	112,830	6,772
	Walmart Inc.	14,450	1,269
			179,113
Energy (3.4%)
	Exxon Mobil Corp.	799,037	95,029
	ConocoPhillips	903,540	94,890
	Cameco Corp.	1,060,260	43,640
	Hess Corp.	266,420	42,555
	EOG Resources Inc.	280,061	35,915
	TechnipFMC plc	674,870	21,387
	Coterra Energy Inc.	686,420	19,837
	Expand Energy Corp.	162,000	18,034
	Schlumberger NV	240,970	10,073
*	Transocean Ltd. (XNYS)	2,444,910	7,750
	Valero Energy Corp.	43,050	5,686
			394,796
1

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Financials (11.6%)
	JPMorgan Chase & Co.	910,610	223,373
	Raymond James Financial Inc.	1,425,870	198,068
	Wells Fargo & Co.	2,105,080	151,124
	Visa Inc. Class A	368,330	129,085
	Northern Trust Corp.	1,105,470	109,055
	Goldman Sachs Group Inc.	184,410	100,741
	Charles Schwab Corp.	1,225,911	95,964
	Comerica Inc.	1,160,410	68,534
	Bank of New York Mellon Corp.	603,330	50,601
	Evercore Inc. Class A	223,120	44,561
	CME Group Inc.	163,520	43,380
*	PayPal Holdings Inc.	568,460	37,092
	Progressive Corp.	117,270	33,189
	Mastercard Inc. Class A	55,070	30,185
	KeyCorp.	1,699,430	27,174
	Fidelity National Information Services Inc.	149,120	11,136
*	WEX Inc.	52,290	8,210
			1,361,472
Health Care (26.7%)
	Eli Lilly & Co.	1,240,502	1,024,543
	AstraZeneca plc ADR	5,461,700	401,435
	Amgen Inc.	1,030,956	321,194
*	Boston Scientific Corp.	3,031,050	305,772
*	Biogen Inc.	1,382,946	189,242
	Bristol-Myers Squibb Co.	2,419,400	147,559
	GSK plc ADR	3,450,380	133,668
	Thermo Fisher Scientific Inc.	224,820	111,870
	Novartis AG ADR	853,420	95,139
*	Elanco Animal Health Inc. (XNYS)	7,666,098	80,494
	Zimmer Biomet Holdings Inc.	664,630	75,223
*	BioMarin Pharmaceutical Inc.	575,630	40,691
	Roche Holding AG	118,837	39,113
*	Illumina Inc.	377,020	29,913
	Stryker Corp.	67,720	25,209
*	LivaNova plc	633,550	24,886
	CVS Health Corp.	320,790	21,734
	Agilent Technologies Inc.	109,770	12,841
	Danaher Corp.	51,100	10,476
	Abbott Laboratories	71,370	9,467
*	IQVIA Holdings Inc.	51,560	9,090
[1]	Siemens Healthineers AG	147,550	7,960
	Alcon AG	83,210	7,899
	Sanofi SA ADR	130,810	7,255
*	Waters Corp.	6,960	2,565
	Humana Inc.	9,250	2,448
	Medtronic plc	26,330	2,366
	UnitedHealth Group Inc.	3,200	1,676
*,2	GRAIL Inc.	46,292	1,182
	Sandoz Group AG	21,270	892
*	Zimvie Inc.	2,910	31
			3,143,833
Industrials (15.4%)
	Siemens AG (Registered)	1,191,969	275,281
	FedEx Corp.	877,710	213,968
	Southwest Airlines Co.	5,745,529	192,935
	AECOM	1,856,960	172,196
	Jacobs Solutions Inc.	825,125	99,749
*	United Airlines Holdings Inc.	1,391,750	96,100
	Airbus SE	497,841	87,663
	TransDigm Group Inc.	59,750	82,652
	Delta Air Lines Inc.	1,646,260	71,777
*	NEXTracker Inc. Class A	1,514,593	63,825
*	Amentum Holdings Inc.	3,318,875	60,403
	United Parcel Service Inc. Class B (XNYS)	448,640	49,346
*	American Airlines Group Inc.	4,157,980	43,867
*	XPO Inc.	328,850	35,378
	Moog Inc. Class A	201,730	34,970
	Textron Inc.	437,430	31,604
2

PRIMECAP Core Fund
		Shares	Market Value• ($000)
	Caterpillar Inc.	86,950	28,676
	General Dynamics Corp.	81,290	22,158
	Otis Worldwide Corp.	204,090	21,062
	Norfolk Southern Corp.	81,020	19,190
	Union Pacific Corp.	71,870	16,978
*	Saia Inc.	30,020	10,490
*	Parsons Corp.	165,100	9,776
	JB Hunt Transport Services Inc.	65,410	9,677
*	Boeing Co.	56,220	9,588
	Carrier Global Corp.	149,420	9,473
	L3Harris Technologies Inc.	33,800	7,075
	Rockwell Automation Inc.	25,500	6,589
	Knight-Swift Transportation Holdings Inc.	142,850	6,212
*	GXO Logistics Inc.	148,320	5,796
	Deere & Co.	11,810	5,543
	CSX Corp.	151,400	4,456
*	RXO Inc.	179,930	3,437
	AMETEK Inc.	11,430	1,967
	Booz Allen Hamilton Holding Corp.	10,000	1,046
			1,810,903
Information Technology (22.5%)
	Microsoft Corp.	894,410	335,753
	KLA Corp.	447,350	304,109
*	Flex Ltd.	7,811,220	258,395
	Texas Instruments Inc.	1,153,320	207,252
	Micron Technology Inc.	2,209,670	191,998
	Intel Corp.	8,252,070	187,404
	Oracle Corp.	1,134,460	158,609
	Applied Materials Inc.	806,330	117,015
	Intuit Inc.	140,350	86,173
	Analog Devices Inc.	400,980	80,866
	Apple Inc.	338,380	75,164
	HP Inc.	2,667,063	73,851
	ASML Holding NV GDR (Registered)	104,770	69,424
*	Adobe Inc.	143,950	55,209
	NetApp Inc.	528,270	46,403
	Jabil Inc.	338,000	45,992
	Hewlett Packard Enterprise Co.	2,918,890	45,038
	Cisco Systems Inc.	696,180	42,961
	Seagate Technology Holdings plc	454,650	38,622
	QUALCOMM Inc.	240,470	36,939
	Corning Inc.	802,070	36,719
	Infineon Technologies AG	1,099,604	36,655
	NVIDIA Corp.	321,550	34,850
	Telefonaktiebolaget LM Ericsson ADR	3,643,810	28,276
	Teradyne Inc.	220,930	18,249
*	Keysight Technologies Inc.	116,680	17,475
*	Ciena Corp.	172,770	10,440
*	Western Digital Corp.	116,500	4,710
*	Sandisk Corp.	45,366	2,160
			2,646,711
Materials (1.2%)
*	Glencore plc	9,540,441	34,919
	Albemarle Corp.	434,465	31,290
	DuPont de Nemours Inc.	284,050	21,213
	Corteva Inc.	206,480	12,994
	Linde plc	19,420	9,043
	FMC Corp.	183,000	7,721
	Tronox Holdings plc	1,084,890	7,637
	Dow Inc.	212,000	7,403
	Freeport-McMoRan Inc.	166,370	6,299
	Greif Inc. Class B	23,000	1,363
			139,882
Real Estate (0.1%)
	American Homes 4 Rent Class A	213,000	8,054
Total Common Stocks (Cost $4,917,396)			11,497,999
3

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $248,988)	2,490,856	249,061
Total Investments (99.9%) (Cost $5,166,384)			11,747,060
Other Assets and Liabilities—Net (0.1%)			6,434
Net Assets (100%)			11,753,494
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $7,960, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $207.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $227 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,917,396)	11,497,999
Affiliated Issuers (Cost $248,988)	249,061
Total Investments in Securities	11,747,060
Investment in Vanguard	333
Cash	14
Foreign Currency, at Value (Cost $851)	847
Receivables for Investment Securities Sold	6,509
Receivables for Accrued Income	19,495
Receivables for Capital Shares Issued	1,779
Total Assets	11,776,037
Liabilities
Payables for Investment Securities Purchased	6,080
Collateral for Securities on Loan	227
Payables to Investment Advisor	9,546
Payables for Capital Shares Redeemed	6,006
Payables to Vanguard	684
Total Liabilities	22,543
Net Assets	11,753,494
1 Includes $207 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	4,362,661
Total Distributable Earnings (Loss)	7,390,833
Net Assets	11,753,494

Net Assets
Applicable to 356,627,271 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,753,494
Net Asset Value Per Share	$32.96

See accompanying Notes, which are an integral part of the Financial Statements.
5

PRIMECAP Core Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends[1]	92,196
Interest[2]	4,902
Securities Lending—Net	22
Total Income	97,120
Expenses
Investment Advisory Fees—Note B	19,478
The Vanguard Group—Note C
Management and Administrative	8,616
Marketing and Distribution	280
Custodian Fees	156
Shareholders’ Reports and Proxy Fees	102
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	28,643
Net Investment Income	68,477
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	775,184
Foreign Currencies	(40)
Realized Net Gain (Loss)	775,144
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,220,569)
Foreign Currencies	(120)
Change in Unrealized Appreciation (Depreciation)	(1,220,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	(377,068)
1	Dividends are net of foreign withholding taxes of $2,204.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,899, $44, and ($62), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $55,694 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,477	139,706
Realized Net Gain (Loss)	775,144	809,365
Change in Unrealized Appreciation (Depreciation)	(1,220,689)	1,980,663
Net Increase (Decrease) in Net Assets Resulting from Operations	(377,068)	2,929,734
Distributions
Total Distributions	(846,243)	(663,536)
Capital Share Transactions
Issued	205,226	550,648
Issued in Lieu of Cash Distributions	666,464	527,309
Redeemed	(1,062,827)	(1,398,081)
Net Increase (Decrease) from Capital Share Transactions	(191,137)	(320,124)
Total Increase (Decrease)	(1,414,448)	1,946,074
Net Assets
Beginning of Period	13,167,942	11,221,868
End of Period	11,753,494	13,167,942

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.48	$30.44	$26.49	$33.78	$27.08	$27.08
Investment Operations
Net Investment Income[1]	.189	.374	.394	.339	.243	.398
Net Realized and Unrealized Gain (Loss) on Investments	(1.311)	7.483	5.839	(5.312)	8.746	1.553
Total from Investment Operations	(1.122)	7.857	6.233	(4.973)	8.989	1.951
Distributions
Dividends from Net Investment Income	(.360)	(.398)	(.365)	(.236)	(.357)	(.388)
Distributions from Realized Capital Gains	(2.038)	(1.419)	(1.918)	(2.081)	(1.932)	(1.563)
Total Distributions	(2.398)	(1.817)	(2.283)	(2.317)	(2.289)	(1.951)
Net Asset Value, End of Period	$32.96	$36.48	$30.44	$26.49	$33.78	$27.08
Total Return[2]	-3.14%	26.76%	24.60%	-15.92%	34.71%	7.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,753	$13,168	$11,222	$9,639	$12,056	$9,681
Ratio of Total Expenses to Average Net Assets	0.45%	0.45%[3]	0.46%[3]	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.11%	1.34%	1.08%	0.76%	1.52%
Portfolio Turnover Rate	4%[4]	6%	6%	6%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45% and 0.46%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9

PRIMECAP Core Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.31% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $333,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,981,220	516,779	—	11,497,999
Temporary Cash Investments	249,061	—	—	249,061
Total	11,230,281	516,779	—	11,747,060
E.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,174,657
Gross Unrealized Appreciation	7,009,062
Gross Unrealized Depreciation	(436,659)
Net Unrealized Appreciation (Depreciation)	6,572,403
F.	During the six months ended March 31, 2025, the fund purchased $453,037,000 of investment securities and sold $1,301,697,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $74,063,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	5,908	16,562
Issued in Lieu of Cash Distributions	20,008	16,740
Redeemed	(30,288)	(40,998)
Net Increase (Decrease) in Shares Outstanding	(4,372)	(7,696)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
10

PRIMECAP Core Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q12202 052025
11

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Fenway Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	41,760,329,736	654,567,461	N/A	N/A
Mark Loughridge	41,584,383,023	830,514,174	N/A	N/A
Scott C. Malpass	41,640,635,969	774,261,228	N/A	N/A
John Murphy	41,746,639,195	668,258,002	N/A	N/A
Lubos Pastor	41,722,196,621	692,700,576	N/A	N/A
Rebecca Patterson	41,803,875,137	611,022,060	N/A	N/A
André F. Perold	41,632,385,000	782,512,197	N/A	N/A
Salim Ramji	41,731,088,717	683,808,480	N/A	N/A
Sarah Bloom Raskin	41,379,534,643	1,035,362,554	N/A	N/A
Grant Reid	41,758,123,671	656,773,526	N/A	N/A
David Thomas	41,713,478,456	701,418,741	N/A	N/A
Barbara Venneman	41,787,752,885	627,144,312	N/A	N/A
Peter F. Volanakis	41,606,775,101	808,122,096	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Equity Income Fund

The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and more attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has managed a portion of the fund since 2000.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – PRIMECAP Core Fund

The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD FENWAY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.